Income Taxes - (Tables)	9 Months Ended
Sep. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table summarizes the Company's effective tax rate:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Effective income tax rate	12.7%	10.5%	10.4%	9.6%